Average Annual Total Returns - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund - Premium Class - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	5.00%
Past 5 years	1.81%
Since Inception	1.42%	[1]

[1]	A From April 6, 2015 .